UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one):        [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Bank Leu AG
             Bahnhofstrasse 32
             8022 Zurich Switzerland

Form 13F File Number:  28-11981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Oliver Oexl
Title:   Director, Head of Compliance
Phone:   +41 44 2192771


Signature, Place, and Date of Signing:


/s/ Oliver Oexl                   Zurich, Switerland        February 16, 2007
----------------------           --------------------       -----------------
    [Signature]                    [City, State]                 [Date]

As of January 26, 2007 Bank Leu AG (13F file #028-11981) and Clariden Bank AG (13F file #028-12012) merged, with Clariden Bank as the surviving entity. This 13F Notice Filing will be the final 13F filing for Bank Leu.

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

28-11370                          Credit Suisse